File No. 811-5017
                                                               File No. 33-11466

                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D. C.   20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 18

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                                Amendment No. 18

TMK/UNITED FUNDS, INC.
                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
            (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Sharon K. Pappas, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          _____  on (date) pursuant to paragraph (b)
          __X__  60 days after filing pursuant to paragraph (a)(1)
          _____  on October 1, 1997 pursuant to paragraph (a)(1)
          _____  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

       ==================================================================

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 25, 1997.

                             TMK/UNITED FUNDS, INC.
                             ======================
                             Cross Reference Sheet
                             =====================
Part A of
Form N-1A
Item No.                      Prospectus Caption
---------                     ------------------

 1 ........................   Cover Page
 2(a) .....................   *
  (b) .....................   Prospectus Summary
  (c) .....................   *
 3(a) .....................   Financial Highlights
  (b) .....................   *
  (c) .....................   Performance Information
  (d)......................   Financial Highlights; Performance Information
 4(a) .....................   The Fund; Goals and Investment Policies of the
                              Portfolios; Other Information
  (b) .....................   Goals and Investment Policies of the Portfolios
  (c) .....................   Goals and Investment Policies of the Portfolios
 5(a) .....................   Other Information
  (b)......................   Management; Back Cover
  (c) .....................   Management
  (d) .....................   Management; Back Cover
  (e) .....................   *
  (f) .....................   Management
  (g)......................   *
5A.........................   **
 6(a) .....................   The Fund; Other Information
  (b) .....................   *
  (c) .....................   *
  (d) .....................   *
  (e) .....................   Other Information
  (f)......................   Dividends and Distributions
  (g) .....................   Taxes
  (h) .....................   *
 7(a) .....................   Management; Back Cover
  (b) .....................   Net Asset Value
  (c) .....................   *
  (d) .....................   *
  (e) .....................   *
  (f) .....................   *
 8(a) .....................   Purchases and Redemptions
  (b) .....................   *
  (c) .....................   *
  (d) .....................   Purchases and Redemptions
 9 ........................   *


Part B of
Form N-1A
Item No.                      SAI Caption
---------                     -----------

10(a) .....................   Cover Page
  (b) .....................   *
11 ........................   Cover Page
12 ........................   *
13(a) .....................   Goals and Investment Policies
  (b) .....................   Goals and Investment Policies
  (c) .....................   Goals and Investment Policies
  (d) .....................   Goals and Investment Policies
14(a) .....................   Directors and Officers
  (b) .....................   Directors and Officers
  (c)                         Directors and Officers
15(a) .....................   *
  (b) .....................   *
  (c) .....................   *
16(a)(i) ..................   Investment Management and Other Services
  (a)(ii) .................   Investment Management and Other Services;
                              Directors and Officers
  (a)(iii) ................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
  (d) .....................   Investment Management and Other Services
  (e) .....................   *
  (f) .....................   *
  (g) .....................   *
  (h) .....................   Investment Management and Other Services
  (i) .....................   *
17(a) .....................   Portfolio Transactions and Brokerage
  (b) .....................   *
  (c) .....................   Portfolio Transactions and Brokerage
  (d) .....................   Portfolio Transactions and Brokerage
  (e) .....................   Portfolio Transactions and Brokerage
18(a) .....................   Other Information
  (b) .....................   *
19(a) .....................   Purchases and Redemptions
  (b) .....................   Net Asset Value; Purchases and Redemptions
  (c) .....................   Purchases and Redemptions
20 ........................   Taxes
21(a) .....................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
22(a)......................   Performance Information
  (b)(i)...................   Performance Information
  (b)(ii)..................   Performance Information
  (b)(iii).................   *
  (b)(iv)..................   Performance Information
23 ........................   Financial Statements

---------------------------------------------------------------------------
 *Not Applicable or Negative Answer
**Contained in the Annual Report to Shareholders

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 11th day of August, 1997.

                            TMK/UNITED FUNDS, INC.

                                  (Registrant)

                            By /s/ Keith A. Tucker*
                            ------------------------
                           Keith A. Tucker, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
     ----------          -----

/s/Ronald K. Richey*     Chairman of the Board         August 11, 1997
----------------------                                 ----------------
Ronald K. Richey


/s/Keith A. Tucker*      President and Director        August 11, 1997
----------------------   (Principal Executive Officer) ----------------
Keith A. Tucker


/s/Theodore W. Howard*   Vice President, Treasurer     August 11, 1997
----------------------   and Principal Accounting      ----------------
Theodore W. Howard       Officer


/s/Robert L. Hechler*    Vice President and            August 11, 1997
----------------------   Principal Financial           ----------------
Robert L. Hechler        Officer


/s/Henry L. Bellmon*     Director                      August 11, 1997
----------------------                                 ----------------
Henry L. Bellmon


/s/Dodds I. Buchanan*    Director                      August 11, 1997
---------------------                                  ----------------
Dodds I. Buchanan


/s/Linda Graves*         Director                      August 11, 1997
-------------------                                    ----------------
Linda Graves


/s/John F. Hayes*        Director                      August 11, 1997
-------------------                                    ----------------
John F. Hayes


/s/Glendon E. Johnson*   Director                      August 11, 1997
-------------------                                    ----------------
Glendon E. Johnson


/s/William T. Morgan*    Director                      August 11, 1997
-------------------                                    ----------------
William T. Morgan


/s/William L. Rogers*    Director                      August 11, 1997
-------------------                                    ----------------
William L. Rogers


/s/Frank J. Ross, Jr.*   Director                      August 11, 1997
-------------------                                    ----------------
Frank J. Ross, Jr.


/s/Eleanor B. Schwartz*  Director                      August 11, 1997
-------------------                                    ----------------
Eleanor B. Schwartz


/s/Frederick Vogel III*  Director                      August 11, 1997
-------------------                                    ----------------
Frederick Vogel III


/s/Paul S. Wise*         Director                      August 11, 1997
-------------------                                    ----------------
Paul S. Wise


*By
    Sharon K. Pappas
    Attorney-in-Fact

ATTEST:
   Sheryl Strauss
   Assistant Secretary